Financial Instruments and Risk Management (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Risk Management Text Block Abstract
Exchange rate, percentage	10.00%
Net Loss	$ 1,900	$ 220,000